SUPPLEMENTAL INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 3,673	$ 5,031
Restricted cash	786	772
Trade receivables, net	467	399
Financing receivables, net	19,062	19,167	$ 19,488
Inventories, net	7,754	6,726
Property, plant and equipment, net	5,608	5,901
Investments in unconsolidated subsidiaries and affiliates	527	526
Equipment under operating leases	1,783
Equipment under operating leases		1,774
Goodwill	2,455	2,453
Other intangible assets, net	774	788
Deferred tax assets	567	591
Derivative assets	108	98
Other assets	2,363	1,874
Total Assets	45,927	46,100
LIABILITIES AND EQUITY
Debt	23,807	24,445
Trade payables	5,956	5,889
Deferred tax liabilities	118	114
Pension, postretirement and other postemployment benefits	1,460	1,488
Derivative liabilities	128	108
Other liabilities	9,037	8,958
Total Liabilities	40,506	41,002
Total Equity	5,391	5,068	$ 4,094	$ 4,232
Redeemable noncontrolling interest	30	30
Total Liabilities and Equity	45,927	46,100
Industrial activities
ASSETS
Cash and cash equivalents	3,226	4,553
Restricted cash	49	0
Trade receivables, net	463	398
Financing receivables, net	1,710	1,253
Inventories, net	7,497	6,510
Property, plant and equipment, net	5,606	5,899
Investments in unconsolidated subsidiaries and affiliates	3,221	3,126
Equipment under operating leases	28
Equipment under operating leases		34
Goodwill	2,302	2,301
Other intangible assets, net	758	774
Deferred tax assets	557	635
Derivative assets	80	81
Other assets	2,194	1,707
Total Assets	27,691	27,271
LIABILITIES AND EQUITY
Debt	6,452	6,347
Trade payables	5,876	5,771
Deferred tax liabilities	12	83
Pension, postretirement and other postemployment benefits	1,442	1,470
Derivative liabilities	103	89
Other liabilities	8,385	8,413
Total Liabilities	22,270	22,173
Total Equity	5,391	5,068
Redeemable noncontrolling interest	30	30
Total Liabilities and Equity	27,691	27,271
Financial services
ASSETS
Cash and cash equivalents	447	478
Restricted cash	737	772
Trade receivables, net	36	34
Financing receivables, net	20,224	20,252
Inventories, net	257	216
Property, plant and equipment, net	2	2
Investments in unconsolidated subsidiaries and affiliates	222	219
Equipment under operating leases	1,755
Equipment under operating leases		1,740
Goodwill	153	152
Other intangible assets, net	16	14
Deferred tax assets	167	175
Derivative assets	36	24
Other assets	263	323
Total Assets	24,315	24,401
LIABILITIES AND EQUITY
Debt	20,227	20,436
Trade payables	132	173
Deferred tax liabilities	263	250
Pension, postretirement and other postemployment benefits	18	18
Derivative liabilities	33	26
Other liabilities	726	681
Total Liabilities	21,399	21,584
Total Equity	2,916	2,817
Redeemable noncontrolling interest	0	0
Total Liabilities and Equity	$ 24,315	$ 24,401